K&L Gates LLP
One Lincoln Street
 Boston, MA 02111
May 16, 2019
VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
 Washington, D.C. 20549
Re:
Evanston Alternative Opportunities Fund (File Nos. 333-219360 and 811-22904); Post-Effective Amendment No. 4 to Registration Statement on Form N-2 under the Securities Act of 1933; Post-Effective Amendment No. 13 to Registration Statement on Form N-2 under the Investment Company Act of 1940

Ladies and Gentlemen:
Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the above captioned fund (the “Registrant”) is a post-effective amendment to the registration statement on Form N-2 under the 1933 Act, which also serves as an amendment to the Registrant’s registration under the 1940 Act (the “Registration Statement”).  As you may recall, the Registrant is a continuously offered closed-end management investment company.  The filing represents the annual update for the Registrant.  At a later date, the Registrant and the Registrant’s distributor intend to formally request acceleration of effectiveness of the Registration Statement to no later than end of July, 2019.
The staff (“Staff”) of the Securities and Exchange Commission (the “SEC”) follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements.  The Staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the Staff.  Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.
In keeping with the request for no review or limited review above, based on the Staff’s prior review and pursuant to the selective review procedures described above, the changes from the previously effective filing are limited to routine updates to the expense, financial and performance tables, ownership of fund shares, as well as updates to the tax disclosures and certain other non-material updates. The investment strategies and investment policies of the Registrant have not changed.

To facilitate your review, at your request we can send to you under separate cover marked versions of the prospectus and statement of additional information showing changes from the current offering documents.
Thank you for your attention to these filings.  Please direct any questions to the undersigned at (617) 951-9209 or to Clair E. Pagnano at (617) 261-3246.
Sincerely,
/s/ Pablo J. Man Pablo J. Man